Basis of Presentation and General Information (Details) (USD $)	6 Months Ended
	Sep. 30, 2014 item	Mar. 31, 2014
Basis of Presentation and General Information
Number of fuel-efficient ECO-design VLGCs having 84,000 cbm	2
Number of VLGCs having 82,000 cbm	3
Number of PGCs having 5,000 cbm	1
Number of commitments under shipbuilding contracts and supervision agreements for VLGC newbuildings	17
Total current assets	$ 296,555,850	$ 315,088,116
Current shipyard commitments	$ 696,300,000